Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 163	$ 100	$ 95	$ 263	$ 201
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	6	(1)	9	(4)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	114	53	103	167	146
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	48	35	(6)	83	26
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	7	(1)	6	35
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0	$ (1)	$ (2)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	38	(21)	(22)
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(3)	(7)	(13)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	22	(8)	(15)
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	19	(5)	7
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	(1)
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	126	113	132
Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	6	13	12
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	91	61	132
Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	29	40	(14)
Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	3
Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Purchased
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	8	(15)
Purchased | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Purchased | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	(14)
Purchased | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Purchased | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	1
Purchased | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	8	(2)
Purchased | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0